J.P. Morgan Mortgage Trust 2021-10 ABS-15G

Exhibit 99.12

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
301232703	DTI	42.74%	42.89%	1008 DTI 42.89%. Audit monthly debt figures are based on the most recent credit report in the loan file
301232703	Original Payment	Per Tape	Per Data	Audit Value is Orig. Payment from Note
301361848	Number of Borrowers	0	1	Number of borrowers taken from note.
301573149	Original Payment	Per Tape	Per Data	Audit Value is Orig. Payment from Note
301573149	DTI	48.01%	47.66%	1008 DTI 47.66%; Audit monthly debt figures are based on the most recent credit report in the loan file
301607465	Interest Rate	4%	4.00%	Audit Value is Original Interest Rate from Note
301607465	Original Payment	Per Tape	Per Data	Audit Value is Orig. Payment from Note